SIGNIFICANT ACCOUNTING POLICIES (Schedule of gains (losses) reclassified from accumulated other comprehensive income (loss) to the statements of comprehensive loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Cost of revenues	$ 156,131	$ 126,046	$ 93,307
Research and development	211,445	190,321	142,121
Sales and marketing	405,983	345,273	274,401
General and administrative	94,801	82,520	71,425
Total gains (losses), net of tax benefit (taxes on income)	(8,706)	(7,194)	2,075
Derivative instruments [Member]
Significant Accounting Policies [Line Items]
Cost of revenues	590	509	(144)
Research and development	6,486	5,381	(1,552)
Sales and marketing	1,104	927	(273)
General and administrative	1,713	1,358	(389)
Total gains (losses), before tax benefit (taxes on income)	9,893	8,175	(2,358)
Tax benefit (taxes on income)	(1,187)	(981)	283
Total gains (losses), net of tax benefit (taxes on income)	$ 8,706	$ 7,194	$ (2,075)